Equity - Adjustments of Additional Paid-in Capital (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Beginning balance	$ 389,130		$ 387,273	$ 384,272
Unclaimed dividend	2		2	2
Share-based payment transactions of subsidiaries	89		73	89
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	15			0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method			1	(2)
Ending balance	391,529	$ 12,741	389,130	387,273
Share premium [Member]
Beginning balance	126,045		126,045	126,045
Unclaimed dividend	0		0	0
Share-based payment transactions of subsidiaries	0		0	0
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	0			0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method			0
Ending balance	126,045		126,045	126,045
Movements Of Additional Paid-in Capital For Associates And Joint Ventures Accounted For Using Equity Method
Beginning balance	1		0	0
Unclaimed dividend	0		0	0
Share-based payment transactions of subsidiaries	0		0	0
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	0			0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method			1
Ending balance	1		1	0
Movements of additional paid-in capital arising from changes in equities of subsidiaries [Member]
Beginning balance	2,106		2,089	2,063
Unclaimed dividend	0		0	0
Share-based payment transactions of subsidiaries	27		17	26
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	5			0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method			0
Ending balance	2,138		2,106	2,089
Difference between consideration received and carrying amount of the subsidiaries' net assets upon disposal [Member]
Beginning balance	987		987	987
Unclaimed dividend	0		0	0
Share-based payment transactions of subsidiaries	0		0	0
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	0			0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method			0
Ending balance	987		987	987
Donated capital [Member]
Beginning balance	23		21	19
Unclaimed dividend	2		2	2
Share-based payment transactions of subsidiaries	0		0	0
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	0			0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method			0
Ending balance	25		23	21
Stockholders' contribution due to privatization [Member]
Beginning balance	20,648		20,648	20,648
Unclaimed dividend	0		0	0
Share-based payment transactions of subsidiaries	0		0	0
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	0			0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method			0
Ending balance	20,648		20,648	20,648
Additional paid-in capital [Member]
Beginning balance	149,810		149,790	149,762
Unclaimed dividend	2		2	2
Share-based payment transactions of subsidiaries	27		17	26
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	5			0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method			1	0
Ending balance	$ 149,844	$ 4,876	$ 149,810	$ 149,790